Shareholders' Equity (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares		4,025,000
Amount of shares	$ 194,530,000	$ 64,320,000			$ 64,320,000
Share based compensation expense			$ 10,523,000	$ 5,815,000	4,235,000
Aggregate intrinsic Value, Outstanding			375,000	738,000	1,628,000
Aggregate intrinsic Value, Outstanding, Vested and expected to vest			$ 375,000	$ 683,000	$ 1,161,000
Percentage of outstanding shares grant			3.50%
Number of ordinary shares issued upon exercise of option			784	73,421	206,991
Underwriter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per share price		$ 17
Number of ordinary shares issued upon exercise of option		525,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant			1,554,437
Unrecognized share-based compensation expense			$ 24,821,000
Share based compensation expense			10,460,000
Aggregate intrinsic Value, Outstanding			$ 21,960	$ 46,040.00	$ 21,910
Weighted average grant- date fair value, Vested			$ 36.69	$ 34.33	$ 11.83
Weighted average exercise price			$ 0
Percentage of outstanding shares grant			3.50%
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense			$ 63,000	$ 110,000	$ 120,000